FINANCIAL EXPENSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL EXPENSES
Interest on long-term debt	$ 287.8	$ 274.7	$ 288.0
Amortization of financing costs and long-term debt discount	6.8	6.9	7.0
Interest on net defined benefit liability	6.2	5.8	6.7
Loss (gain) on foreign currency translation on short-term monetary items	2.3	(2.0)	0.5
Interest from the parent corporation	(14.8)
Other	(7.8)	(3.6)	(0.2)
Total financial expenses	$ 280.5	$ 281.8	$ 302.0